Basis for preparation, consolidation and accounting policies - Additional information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate		8.00%
Qualifying asset, description		The Group defines a qualifying asset as one which value is greater than US$5 million and requires a period greater than 12 months to get it ready for its intended use.
Applicable tax rate	29.50%	32.00%	32.00%	32.00%
Lease Liabilities						$ 12,953		$ 5,779
Right-of-use assets						12,760		5,338
Lease term		10 years
Maximum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		90 days
Mining Royalties Marginal Rate		12.00%
Useful life of intangible assets		10 years
Minimum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		5 days
Mining Royalties Marginal Rate		1.00%
Useful life of intangible assets		1 year
Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate		8.00%
Applicable tax rate		32.00%	32.00%	32.00%
Lease Liabilities						63,125		70,120
Right-of-use assets				$ 76,862		57,505		68,492
Amortization expense of intangible assets		$ 2,300	$ 1,500	$ 1,000
Intangible assets, net						20,000		20,000
Accumulated amortization book value of intangible assets						8,500		6,200
Progressive rate of sale		1.00%
Sociedad Minera Cerro Verde S.A.A. | Concessions related to the operation of the port terminal
Basis for preparation, consolidation and accounting policies
Useful life of intangible assets		20 years
Sociedad Minera Cerro Verde S.A.A. | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income		12.00%
Sociedad Minera Cerro Verde S.A.A. | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income		1.00%
Sociedad Minera Cerro Verde S.A.A. | Written put options
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate			0.2501		0.2618		3.820		3.998
Sociedad Minera Cerro Verde S.A.A. | Purchased call options
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate			0.2516		0.2626		3.808		3.975
Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Lease Liabilities						8,814		2,532
Right-of-use assets						$ 10,484		$ 2,088
OSINERGMIN [Member] | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value		0.14%	0.14%	0.14%
OEFA [Member] | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value		0.10%	0.10%	0.10%